Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Benefit Plans

Note 17. Employee Benefit Plans

The Company has an employee savings plan to which employees, who meet certain service requirements, may defer 1% to 20% of their base salaries, 6% of which may be matched up to 100%, at its sole discretion. Contributions to the savings plan were $87,000, $81,000 and $67,000 in 2014, 2013 and 2012, respectively. The Company has an Employee Stock Ownership Plan (“ESOP”) which was frozen in 2010. No contributions were made to the ESOP for the years 2014, 2013 or 2012. As of December 31, 2014, the ESOP held 16,420 shares. The Company does not plan to make future contributions to this plan.